As filed with the Securities and Exchange Commission on May 31, 2022

File No. 333-261468

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th Fl. New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Series I and Series II shares of beneficial interest, without par value, of the Invesco V.I. Core Plus Bond Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund, each a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on January  11, 2022 under Accession Number 0001193125-22-006871.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 16(1) and (2) below. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (13)

(2) Amendment No. 1, dated March  27, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017 .(13)

(3) Amendment No.  2, dated January 16, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (14)

(4) Amendment No. 3, dated March  27, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (14)

(5) Amendment No.  4, dated April 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (23)

(6) Amendment No.  5, dated April 30, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (23)

(7) Amendment No. 6, dated April 30, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (23)

(8) Amendment No.  7, dated June 10, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (26)

(9) Amendment No.  8, dated December 1, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (30)

(2)	Second Amended and Restated By-Laws of Registrant, dated effective October 26, 2016. (12)

(3)	Voting Trust Agreements – None

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated January 7, 2022.(28)

(5)

Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, and Articles IV, V and VI of the Second Amended and Restated By-Laws, define rights of holders of shares.

(6)(a)	(1) Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(2) Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(3) Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc ..(26)

(4) Amendment No. 3, dated April 29, 2022, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc ..(29)

(b)

(1) Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (23)

(2) Amendment No.  1, dated April 30, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July  1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (23)

(3) Amendment No.  2, dated August 2, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July  1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (30)

(c)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (16)

(2) Amendment No.  1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(3) Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (17)

(5) Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (20)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (21)

(7) Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (23)

(8) Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (26)

(9) Amendment No. 8, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (30)

(10) Amendment No. 9, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (30)

(d)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(2) Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(3) Amendment No.  2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(4) Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)

(5) Amendment No.  4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (20)

(6) Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July  1, 2020. (21)

(7) Amendment No. 6, dated March 31, 2021, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (23)

(8) Amendment No. 7, dated August 2, 2021, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (26)

(9) Amendment No. 8, dated February 28, 2022, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (30)

(10) Amendment No. 9, dated April 29, 2022, to the Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (30)

(e)	(1) Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (16)

(2) Amendment No.  1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (18)

(3) Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (23)

(4) Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (23)

(7)(a)	(1)Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (16)

(2) Amendment No.  1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (17)

(3) Amendment No.  2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (17)

(4) Amendment No.  3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (17)

(5) Amendment No.  4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (19)

(6) Amendment No.  5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (21)

(7) Amendment No.  6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (23)

(8) Amendment No.  7, dated July 15, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (30)

(9) Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (30)

(10) Amendment No.  9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (30)

(11) Amendment No.  10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020. (30)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (9)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011. (10)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (11)

(9)(a)	Master Custodian Agreement, dated June 1, 2018, between Registrant and State Street Bank and Trust Company. (22)

(b)	Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York. (14)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc. (6)

(10)(a)	(1)Fourth Amended and Restated Distribution and Service Plan (Compensation) dated July 1, 2021. (25)

(2) Amendment No 1, dated August  2, 2021, to the Fourth Amended and Restated Distribution and Service Plan (Compensation). (26)

(3) Distribution and Service Plan (Series II shares) (Compensation), effective as of May 24, 2019. (15)

(b)	(1)Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective January 22, 2021, as amended and restated. (19)

(2) Multiple Class Plan of The Invesco Oppenheimer V.I. Funds, effective May 24, 2019. (15)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (27)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders. (*)

(13)(a)	(1)Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(2) Amendment No. 1, dated April 30, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (23)

(3) Amendment No. 2, dated August 2, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (26)

(4) Amendment No. 3, dated April 29, 2022, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc. (30)

(b)	(1) Second Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (23)

(2) Amendment No.  1, dated July 1, 2021, to the Second Amended and Restated Transfer Agency and Service Agreement, dated July  1, 2020, between Registrant and Invesco Investment Services, Inc. (29)

(2) Notice to the Transfer Agent dated August 2, 2021, to the Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Service, Inc. (26)

(c)	Form of Participation Agreement. (15)

(d)	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds. (4)

(e)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc. (8)

(f)	Eighth Amended and Restated Memorandum of Agreement, dated as of July 1, 2014, between Registrant, on behalf of all funds, and Invesco Advisors, Inc., regarding securities lending. (10)

Memorandum of Agreement, dated as of December 1, 2021 between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers. (29)

(g)	Memorandum of Agreement, dated as of December 1, 2021, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations. (29)

Form of Rule 12d1-4 Fund of Funds Investment Agreement. (29)

(14)	Consent of PricewaterhouseCoopers LLP. (27)

(15)	Omitted—Financial Statements.

(16)	Power of Attorney. (27)

(17)	(1) Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Advisers, Inc. (29)

(2) Code of Ethics and Personal Trading Policy for EMEA dated January 2022, relating to Invesco Asset Management Limited. (29)

(3) Code of Ethics and Personal Trading Policy for APAC, dated January 2022, relating to Invesco Asset Management (Japan) Limited. (29)

(4) Code of Ethics and Personal Trading Policy for APAC, dated January 2022, relating to Invesco Hong Kong Limited. (29)

(5) Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Canada Ltd. (29)

(6) Code of Ethics and Personal Trading Policy for EMEA dated January 2022, relating to Invesco Asset Management Deutschland (GmbH). (29)

(7) Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Senior Secured Management. (29)

(8) Code of Ethics and Personal Trading Policy for North America, dated January 2022, relating to Invesco Capital Management, LLC. (29)

(9) Code of Ethics and Personal Trading Policy for APAC, dated January 2022, relating to Invesco Asset Management (India) PVT. LTD. (29)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 69, filed electronically on April 25, 2017.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 26, 2018.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 77 filed electronically on April 26, 2019.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 81 filed electronically on April 27, 2020.

(16)	Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.
(17)	Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.
(18)	Incorporated by reference to PEA No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 18, 2020.
(19)	Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.
(20)	Incorporated by reference to PEA No. 101 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on February 26, 2021.
(21)	Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.
(22)	Incorporated by reference to PEA No. 174 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2019.
(23)	Incorporated herein by reference to Post-Effective Amendment No. 83 filed electronically on April 29, 2021.
(24)	Incorporated by reference to PEA No. 152 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on July 14, 2021.
(25)	Incorporated by reference to PEA No. 104 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A filed on June 25, 2021.
(26)	Incorporated herein by reference to Post-Effective Amendment No. 85 filed electronically on September 7, 2021.
(27)	Incorporated herein by reference to the Registration Statement on Form N-14, filed electronically on December 2, 2021.
(28)	Incorporated herein by reference to the definitive materials on Form 497(b), filed electronically on January 11, 2022.
(29)	Incorporated herein by reference to Post-Effective Amendment No. 193 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 25, 2022.
(30)	Incorporated herein by reference to Post-Effective Amendment No. 86 filed electronically on April 28, 2022.
(*)	Filed herewith electronically.

Item	17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and State of Texas on the 31st day of May, 2022.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President	May 31, 2022
(Sheri Morris)	(Principal Executive Officer)

/s/ Beth Ann Brown*	Trustee	May 31, 2022
(Beth Ann Brown)

/s/ Jack M. Fields*	Trustee	May 31, 2022
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	May 31, 2022
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 31, 2022
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 31, 2022
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	May 31, 2022
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	May 31, 2022
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	May 31, 2022
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	May 31, 2022
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	May 31, 2022
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 31, 2022
(Ann Barnett Stern)

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli*	Trustee	May 31, 2022
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	May 31, 2022
(Daniel S. Vandivort)

/s/ Christopher L. Wilson*	Chair & Trustee	May 31, 2022
(Christopher L. Wilson)

/s/ Adrien Deberghes	Vice President &	May 31, 2022
(Adrien Deberghes)	Treasurer (Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated November 30, 2021, filed in the Registrant’s Registration Statement on Form N-14 on December 2, 2021.

INDEX

Exhibit Number	Description

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders.